Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation expenses		$ 343	$ 254	$ 238
Additional equipment purchased amount		$ 341	$ 2,427	$ 379
Taxes and related expenses	$ 2,144